Taxes on Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Corporate income tax rate	25.00%	25.00%	24.00%
Change in valuation allowance	$ 4,300	$ 2,600	$ 3,000
ISRAEL [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	63,200
UNITED STATES [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	6,500
Minimum percentage of ownership to be considered in ownership change criteria	5.00%
Operating loss carryforwards potentially limited by ownership change	$ 1,500
UNITED STATES [Member] | Minimum [Member]
Income Taxes [Line Items]
Expiration of operating loss carry forward			Jan. 01, 2017
UNITED STATES [Member] | Maximum [Member]
Income Taxes [Line Items]
Expiration of operating loss carry forward			Dec. 31, 2033
Enacted Corporated Tax Rate - 2014 and Thereafter [Member]
Income Taxes [Line Items]
Corporate income tax rate	26.50%
Increase in rax rate	1.50%